UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-01545
Investment Company Act File Number

Eaton Vance Special Investment Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

December 31
Date of Fiscal Year End

September 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
CERTIFICATIONS

Item 1. Schedule of Investments

Eaton Vance Balanced Fund as of September 30, 2009 (Unaudited)

Eaton Vance Balanced Fund (the Fund), a series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At September 30, 2009, the Fund owned 89.4% of Capital Growth Portfolio’s outstanding interests, 50.7% of Investment Grade Income Portfolio’s outstanding interests and 0.6% of Large-Cap Value Portfolio’s outstanding interests. The Fund’s Schedule of Investments at September 30, 2009 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets

Capital Growth Portfolio (identified cost, $72,189,524)	$94,270,033	38.2%

Investment Grade Income Portfolio (identified cost, $61,494,002)	$64,284,481	26.1%

Large-Cap Value Portfolio (identified cost, $72,856,282)	$88,403,414	35.9%

Total Investments in Affiliated Portfolios (identified cost, $206,539,808)	$246,957,928	100.2%

Other Assets, Less Liabilities	$(451,470)	(0.2)%

Net Assets	$246,506,458	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical investments

Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2009 and December 31, 2008, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a portfolio of investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Subsequent Event

In November 2009, the Portfolio redeemed its investments in Capital Growth Portfolio and Large-Cap Value Portfolio and began investing in Large-Cap Core Research Portfolio, a Portfolio managed by an affiliate of Eaton Vance Management.

Eaton Vance Dividend Builder Fund as of September 30, 2009 (Unaudited)

Eaton Vance Dividend Builder Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Dividend Builder Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2009, the value of the Fund’s investment in the Portfolio was $1,451,757,641 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Dividend Builder Portfolio	as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.2%

Security	Shares	Value
Aerospace & Defense — 1.5%
General Dynamics Corp.	340,000	$21,964,000

		$21,964,000

Beverages — 5.1%
Diageo PLC	1,000,000	$15,385,071
Foster’s Group, Ltd.	5,000,000	24,461,408
PepsiCo, Inc.	150,000	8,799,000
SABMiller PLC	1,050,000	25,371,107

		$74,016,586

Capital Markets — 2.2%
Goldman Sachs Group, Inc.	140,000	$25,809,000
Northern Trust Corp.	100,000	5,816,000

		$31,625,000

Commercial Banks — 3.3%
PNC Financial Services Group, Inc.	425,000	$20,650,750
Wells Fargo & Co.	961,672	27,099,917

		$47,750,667

Communications Equipment — 2.3%
QUALCOMM, Inc.	550,000	$24,739,000
Telefonaktiebolaget LM Ericsson, Class B	800,000	8,052,703

		$32,791,703

Computers & Peripherals — 4.9%
Apple, Inc.(1)	60,000	$11,122,200
Hewlett-Packard Co.	600,000	28,326,000
International Business Machines Corp.	260,000	31,098,600

		$70,546,800

Consumer Finance — 1.7%
Capital One Financial Corp.	250,000	$8,932,500
Discover Financial Services	1,000,000	16,230,000

		$25,162,500

Diversified Financial Services — 2.1%
Bank of America Corp.	1,850,000	$31,302,000

		$31,302,000

Diversified Telecommunication Services — 9.0%
AT&T, Inc.	991,750	$26,787,168
BCE, Inc.	525,000	12,951,750
France Telecom SA(2)	700,000	18,666,816
Koninklijke KPN NV	1,000,000	16,611,874
Telefonica 02 Czech Republic AS	760,000	18,864,237
Verizon Communications, Inc.	800,000	24,216,000
Windstream Corp.	1,250,000	12,662,500

		$130,760,345

Electric Utilities — 4.1%
American Electric Power Co., Inc.	505,000	$15,649,950
FirstEnergy Corp.	200,000	9,144,000
Fortum Oyj	200,000	5,139,168
Scottish and Southern Energy PLC	1,200,000	22,555,730
Terna Rete Elettrica Nazionale SPA(2)	2,000,000	7,806,747

		$60,295,595

1

Security	Shares	Value
Electrical Equipment — 1.4%
ABB, Ltd.(1)	1,000,000	$20,108,359

		$20,108,359

Energy Equipment & Services — 3.3%
Diamond Offshore Drilling, Inc.(2)	200,000	$19,104,000
Technip SA	450,000	28,837,249

		$47,941,249

Food & Staples Retailing — 1.5%
Wal-Mart Stores, Inc.	450,000	$22,090,500

		$22,090,500

Food Products — 2.1%
Nestle SA	600,000	$25,614,394
Parmalat SPA	1,857,588	5,145,058

		$30,759,452

Health Care Equipment & Supplies — 2.7%
Baxter International, Inc.	225,000	$12,827,250
Boston Scientific Corp.(1)	1,200,000	12,708,000
Covidien, Ltd.	325,000	14,059,500

		$39,594,750

Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp.	400,000	$22,828,000

		$22,828,000

Independent Power Producers & Energy Traders — 2.1%
Constellation Energy Group, Inc.	325,000	$10,520,250
International Power PLC	4,300,000	19,893,212

		$30,413,462

Insurance — 5.5%
AXA SA	400,000	$10,857,955
Lincoln National Corp.	650,600	16,857,046
MetLife, Inc.	320,000	12,182,400
Prudential Financial, Inc.	576,304	28,763,333
Travelers Companies, Inc. (The)	225,000	11,076,750

		$79,737,484

IT Services — 2.2%
MasterCard, Inc., Class A(2)	80,000	$16,172,000
Western Union Co.	800,000	15,136,000

		$31,308,000

Metals & Mining — 2.1%
BHP Billiton, Ltd. ADR(2)	300,000	$19,803,000
Goldcorp, Inc.	250,000	10,092,500

		$29,895,500

Multi-Utilities — 4.9%
Centrica PLC	2,500,000	$10,069,136
CMS Energy Corp.(2)	1,700,000	22,780,000
GDF Suez (2)	200,000	8,904,511
National Grid PLC	490,000	4,742,101
PG&E Corp.	600,000	24,294,000

		$70,789,748

Oil, Gas & Consumable Fuels — 7.9%
Anadarko Petroleum Corp.	300,000	$18,819,000
Apache Corp.	180,000	16,529,400
Chevron Corp.	240,000	16,903,200
ENI SpA(2)	350,000	8,746,080
Occidental Petroleum Corp.	269,000	21,089,600

2

Security	Shares	Value
Petroleo Brasileiro SA ADR	225,000	$10,327,500
Southwestern Energy Co.(1)	100,000	4,268,000
Total SA ADR	300,000	17,778,000

		$114,460,780

Personal Products — 0.6%
Avon Products, Inc.	250,000	$8,490,000

		$8,490,000

Pharmaceuticals — 10.9%
Abbott Laboratories	300,000	$14,841,000
AstraZeneca PLC	275,000	12,332,858
Bristol-Myers Squibb Co.	1,000,000	22,520,000
Novartis AG ADR	240,000	12,091,200
Pfizer, Inc.	1,000,000	16,550,000
Roche Holding AG	45,000	7,275,989
Sanofi-Aventis SA	250,000	18,436,343
Teva Pharmaceutical Industries, Ltd. ADR	625,000	31,600,000
Wyeth	465,000	22,589,700

		$158,237,090

Real Estate Investment Trusts (REITs) — 1.9%
Annaly Capital Management, Inc.	1,500,000	$27,210,000

		$27,210,000

Semiconductors & Semiconductor Equipment — 4.8%
Analog Devices, Inc.	500,000	$13,790,000
Intel Corp.	1,200,000	23,484,000
Maxim Integrated Products, Inc.	850,000	15,419,000
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,607,998	17,623,662

		$70,316,662

Software — 0.5%
Oracle Corp.	350,000	$7,294,000

		$7,294,000

Specialty Retail — 3.7%
Best Buy Co., Inc.(2)	275,000	$10,318,000
Buckle, Inc. (The)	450,000	15,363,000
Gap, Inc. (The)	700,000	14,980,000
Home Depot, Inc.	500,000	13,320,000

		$53,981,000

Wireless Telecommunication Services — 3.3%
America Movil SAB de CV ADR	225,000	$9,861,750
Philippine Long Distance Telephone Co. ADR	150,000	7,710,000
Vodafone Group PLC ADR(2)	1,375,000	30,937,500

		$48,509,250

Total Common Stocks (identified cost $1,201,547,691)		$1,440,180,482

3

Short-Term Investments — 7.8%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(3)	$21,136	$21,135,525
Eaton Vance Cash Collateral Fund, LLC, 0.44%(3)(4)	91,858	91,857,523

		$112,993,048

Total Short-Term Investments (identified cost $112,993,048)		$112,993,048

Total Investments — 107.0 (identified cost $1,314,540,739)		$1,553,173,530

Other Assets, Less Liabilities — (7.0)%		$(101,415,833)

Net Assets — 100.0%		$1,451,757,697

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		All or a portion of this security was on loan at September 30, 2009.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2009. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2009 were $852,185 and $23,405, respectively.

(4)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan as of September 30, 2009. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of September 30, 2009, the Portfolio loaned securities having a market value of $88,371,755 and received $91,857,523 of cash collateral for the loans.

4

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	73.0%	$1,059,198,626
United Kingdom	7.6	110,349,215
France	5.9	85,702,874
Switzerland	3.7	52,998,742
Australia	1.7	24,461,408
Canada	1.6	23,044,250
Italy	1.5	21,697,885
Czech Republic	1.3	18,864,237
Netherlands	1.1	16,611,874
Ireland	1.0	14,059,500
Sweden	0.5	8,052,703
Finland	0.3	5,139,168

Long-Term Investments	99.2%	$1,440,180,482
Short-Term Investments		$112,993,048

Total Investments		$1,553,173,530

The Portfolio did not have any financial instruments outstanding at September 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,314,891,430

Gross unrealized appreciation	$244,000,277
Gross unrealized depreciation	(5,718,177)

Net unrealized appreciation	$238,282,100

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At September 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$76,809,000	$—		$—	$76,809,000
Consumer Staples	39,379,500	95,977,038		—	135,356,538
Energy	124,818,700	37,583,329		—	162,402,029
Financials	231,929,696	10,857,955		—	242,787,651
Health Care	159,786,650	38,045,190		—	197,831,840
Industrials	21,964,000	20,108,359		—	42,072,359
Information Technology	204,204,462	8,052,703		—	212,257,165
Materials	29,895,500	—		—	29,895,500
Telecommunication Services	125,126,668	54,142,927		—	179,269,595
Utilities	82,388,200	79,110,605		—	161,498,805

Total Common Stocks	$1,096,302,376	$343,878,106	*	$—	$1,440,180,482

Short-Term Investments	112,993,048	—		—	112,993,048

Total Investments	$1,209,295,424	$343,878,106		$—	$1,553,173,530

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Emerging Markets Fund as of September 30, 2009 (Unaudited)

Eaton Vance Emerging Markets Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Emerging Markets Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2009, the value of the Fund’s investment in the Portfolio was $59,183,437 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Emerging Markets Portfolio	as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 88.0%

Security	Shares	Value
Automobiles — 2.9%
Hyundai Motor Co.	18,220	$1,719,918

		$1,719,918

Beverages — 2.2%
Cia de Bebidas das Americas, PFC Shares	16,050	$1,325,058

		$1,325,058

Capital Markets — 0.6%
GP Investments, Ltd. BDR(1)	59,900	$331,350

		$331,350

Chemicals — 1.2%
Sinofert Holdings, Ltd.	1,680,000	$736,193

		$736,193

Commercial Banks — 15.0%
Banco do Brasil SA	51,950	$915,782
Bangkok Bank PCL(2)	247,400	907,734
China Construction Bank, Class H	1,660,000	1,322,570
Credicorp, Ltd.	9,414	732,033
Industrial & Commercial Bank of China, Ltd., Class H	1,504,000	1,126,038
Industrial Bank of Korea(1)	65,760	802,341
Itau Unibanco Holding SA, PFC Shares	47,080	948,722
Sberbank of Russian Federation GDR(3)	5,800	1,285,903
Standard Chartered PLC	33,206	812,513

		$8,853,636

Computers & Peripherals — 0.8%
HTC Corp.	42,000	$459,708

		$459,708

Construction & Engineering — 1.5%
Empresas ICA SAB de CV(1)	265,800	$626,246
Murray & Roberts Holdings, Ltd.	34,001	268,936

		$895,182

Construction Materials — 1.3%
Anhui Conch Cement Co., Ltd., Class H	112,000	$742,709

		$742,709

Diversified Financial Services — 1.5%
Fubon Financial Holding Co., Ltd.(1)	766,000	$861,041

		$861,041

Electric Utilities — 2.5%
Cia Energetica de Minas Gerais, PFC Shares	96,026	$1,463,481

		$1,463,481

Electronic Equipment, Instruments & Components — 3.6%
Hon Hai Precision Industry Co., Ltd.	529,402	$2,113,930

		$2,113,930

Energy Equipment & Services — 1.5%
Tenaris SA ADR	25,700	$915,434

		$915,434

Food & Staples Retailing — 4.2%
CP ALL PCL(2)	1,327,700	$798,766
President Chain Store Corp.	45,968	112,363

1

Security	Shares	Value
Shinsegae Co., Ltd.	1,970	$991,936
Wal-Mart de Mexico SAB de CV, Series V	160,600	556,870

		$2,459,935

Food Products — 1.0%
Kuala Lumpur Kepong Bhd	144,000	$572,764

		$572,764

Gas Utilities — 1.4%
Perusahaan Gas Negara PT	2,178,000	$817,571

		$817,571

Health Care Equipment & Supplies — 0.9%
Mindray Medical International, Ltd. ADR	16,900	$551,616

		$551,616

Household Durables — 1.5%
Desarrolladora Homex SA de CV(1)	138,150	$867,775

		$867,775

Independent Power Producers & Energy Traders — 1.0%
AES Tiete SA, PFC Shares	53,500	$603,370

		$603,370

Industrial Conglomerates — 2.2%
Beijing Enterprises Holdings, Ltd.	151,500	$797,182
Far Eastern New Century Corp.	454,920	532,084

		$1,329,266

Insurance — 4.5%
China Taiping Insurance Holdings Co., Ltd.(1)	267,000	$714,730
Ping An Insurance (Group) Co. of China, Ltd., Class H	105,500	835,865
Samsung Fire & Marine Insurance Co., Ltd.	5,590	1,141,067

		$2,691,662

Machinery — 1.2%
United Tractors Tbk PT	456,583	$733,559

		$733,559

Media — 0.9%
Grupo Televisa SA ADR	27,100	$503,789

		$503,789

Metals & Mining — 10.3%
AngloGold Ashanti, Ltd.	21,713	$880,524
Cia de Minas Buenaventura SA ADR	21,700	764,057
Impala Platinum Holdings, Ltd.	42,450	994,048
Kazakhmys PLC	18,400	315,326
POSCO	3,400	1,407,768
Vale SA ADR	74,900	1,732,437

		$6,094,160

Oil, Gas & Consumable Fuels — 8.7%
CNOOC, Ltd.	1,250,000	$1,688,467
Petroleo Brasileiro SA	90,400	2,084,466
Rosneft Oil Co. GDR	185,708	1,396,524

		$5,169,457

Pharmaceuticals — 1.7%
Teva Pharmaceutical Industries, Ltd. ADR	19,600	$990,976

		$990,976

2

Security	Shares	Value
Real Estate Management & Development — 1.0%
Guangzhou R&F Properties Co., Ltd., Class H	350,000	$613,666

		$613,666

Semiconductors & Semiconductor Equipment — 8.2%
Samsung Electronics Co., Ltd.	3,520	$2,430,171
Taiwan Semiconductor Manufacturing Co., Ltd.	893,148	1,767,539
United Microelectronics Corp.(1)	1,383,000	677,155

		$4,874,865

Textiles, Apparel & Luxury Goods — 0.7%
China Dongxiang Group Co.	639,000	$422,542

		$422,542

Transportation Infrastructure — 0.9%
Hong Kong Aircraft Engineering Co., Ltd.	45,600	$542,744

		$542,744

Wireless Telecommunication Services — 3.1%
America Movil SAB de CV, Series L	352,700	$772,193
China Mobile, Ltd.	107,000	1,046,597

		$1,818,790

Total Common Stocks (identified cost $41,604,148)		$52,076,147

Warrants — 11.0%

Security	Shares	Value
Commercial Banks — 1.6%
ICICI Bank, Ltd., Exp. 10/24/12(4)	49,675	$940,050

		$940,050

Construction & Engineering — 1.5%
Larsen & Toubro, Ltd., Exp. 1/24/17(1)(4)	26,010	$906,394

		$906,394

Household Products — 1.4%
Hindustan Unilever, Ltd., Exp. 4/11/18(1)(3)	155,020	$855,757

		$855,757

IT Services — 0.8%
Infosys Technologies, Ltd., Exp. 6/30/11(1)	9,700	$468,219

		$468,219

Oil, Gas & Consumable Fuels — 1.1%
Reliance Industries, Ltd., Exp. 11/7/16(1)(4)	13,730	$623,611

		$623,611

Thrifts & Mortgage Finance — 3.6%
Housing Development Finance Corporation, Ltd., Exp. 5/4/12(1)	36,305	$2,104,964

		$2,104,964

Wireless Telecommunication Services — 1.0%
Bharti Airtel, Ltd., Exp. 10/24/12(3)	69,240	$604,534

		$604,534

Total Warrants (identified cost $5,533,944)		$6,503,529

3

Short-Term Investments — 0.5%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/1/09	$286	$286,115

Total Short-Term Investments (identified cost $286,115)		$286,115

Total Investments — 99.5% (identified cost $47,424,207)		$58,865,791

Other Assets, Less Liabilities — 0.5%		$317,907

Net Assets — 100.0%		$59,183,698

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

BDR	-	Brazilian Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

(1)		Non-income producing security.

(2)		Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(3)		Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the aggregate value of these securities is $2,470,055 or 4.2% of the Portfolio’s net assets.

4

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
China	17.9%	$10,598,175
Brazil	15.9	9,404,665
South Korea	14.4	8,493,201
Taiwan	11.0	6,523,820
India	11.0	6,503,529
Mexico	5.6	3,326,873
Russia	4.5	2,682,427
South Africa	3.6	2,143,509
Thailand	2.9	1,706,499
Indonesia	2.6	1,551,131
Peru	2.5	1,496,090
United Kingdom	1.9	1,127,839
Israel	1.7	990,976
Argentina	1.6	915,434
Malaysia	1.0	572,764
Hong Kong	0.9	542,744
United States	0.5	286,115

Total Investments	99.5%	$58,865,791

The Portfolio did not have any open financial instruments at September 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$47,639,623

Gross unrealized appreciation	$12,710,793
Gross unrealized depreciation	(1,484,625)

Net unrealized appreciation	$11,226,168

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

5

At September 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$1,371,564	$2,142,460		$—	$3,514,024
Consumer Staples	2,680,694	1,677,063		—	4,357,757
Energy	2,311,958	3,772,933		—	6,084,891
Financials	2,927,887	10,423,468		—	13,351,355
Health Care	1,542,592	—		—	1,542,592
Industrials	—	3,500,751		—	3,500,751
Information Technology	—	7,448,503		—	7,448,503
Materials	2,496,494	5,076,568		—	7,573,062
Telecommunication Services	772,193	1,046,597		—	1,818,790
Utilities	2,066,851	817,571		—	2,884,422

Total Common Stocks	$16,170,233	$35,905,914	*	$—	$52,076,147
Warrants	—	6,503,529		—	6,503,529
Short-Term Investments	—	286,115		—	286,115

Total Investments	$16,170,233	$42,695,558		$—	$58,865,791

*Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance Equity Asset Allocation Fund as of September 30, 2009 (Unaudited)

Eaton Vance Equity Asset Allocation Fund (the Fund), a series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At September 30, 2009, the Fund owned 14.0% of International Equity Portfolio’s outstanding interests, 4.0% of Large-Cap Growth Portfolio’s outstanding interests, less than 0.1% of Large-Cap Value Portfolio’s outstanding interests, 1.3% of Multi-Cap Growth Portfolio’s outstanding interests, 2.4% of Small-Cap Portfolio’s outstanding interests and 1.7% of SMID-Cap Portfolio’s outstanding interests. The Fund’s Schedule of Investments at September 30, 2009 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets

International Equity Portfolio (identified cost $3,808,520)	$4,300,827	18.1%

Large-Cap Growth Portfolio (identified cost $5,294,880)	5,967,792	25.1

Large-Cap Value Portfolio (identified cost $5,006,839)	5,509,337	23.2

Multi-Cap Growth Portfolio (identified cost $1,953,248)	2,598,461	10.9

Small-Cap Portfolio (identified cost $1,808,293)	2,283,813	9.6

SMID-Cap Portfolio (identified cost $2,866,302)	3,243,012	13.7

Total Investments in Affiliated Portfolios (identified cost $20,738,082)	$23,903,242	100.6%

Other Assets, Less Liabilities	$(148,179)	(0.6)%

Net Assets	$23,755,063	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical investments

Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At September 30, 2009 and December 31, 2008, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance Greater India Fund as of September 30, 2009 (Unaudited)

Eaton Vance Greater India Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Greater India Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2009, the value of the Fund’s investment in the Portfolio was $695,013,462 and the Fund owned approximately 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater India Portfolio	as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.8%

Security	Shares	Value
India — 92.5%

Automobiles — 3.2%
Hero Honda Motors, Ltd.	322,640	$11,182,388
Mahindra & Mahindra, Ltd.	590,444	10,789,766

		$21,972,154

Beverages — 0.6%
United Spirits, Ltd.	234,490	$4,434,164

		$4,434,164

Capital Markets — 1.3%
India Infoline, Ltd.	2,929,088	$9,006,780

		$9,006,780

Commercial Banks — 13.2%
Axis Bank, Ltd.	516,500	$10,526,281
Bank of Baroda	633,202	6,317,274
HDFC Bank, Ltd.	614,149	20,986,840
ICICI Bank, Ltd.	1,224,762	22,975,577
ING Vysya Bank, Ltd.	921,038	5,151,935
State Bank of India	330,888	15,044,173
Union Bank of India, Ltd.	2,099,714	10,425,461

		$91,427,541

Construction & Engineering — 7.7%
IVRCL Infrastructures & Projects, Ltd.	742,205	$6,028,325
Lanco Infratech, Ltd.(1)	834,162	8,240,135
Larsen & Toubro, Ltd.	640,613	22,380,869
Nagarjuna Construction Co., Ltd.	1,890,075	5,852,633
Punj Lloyd, Ltd.	2,001,384	11,066,439

		$53,568,401

Consumer Finance — 1.0%
Shriram Transport Finance Co., Ltd.	901,100	$7,098,827

		$7,098,827

Diversified Financial Services — 3.7%
Infrastructure Development Finance Co., Ltd.	4,410,242	$13,330,634
Power Finance Corporation, Ltd.	2,653,409	12,569,472

		$25,900,106

Diversified Telecommunication Services — 0.5%
Tata Communications, Ltd.	345,165	$3,479,991

		$3,479,991

Electric Utilities — 3.4%
Reliance Infrastructure, Ltd.	269,245	$6,802,266
Tata Power Co., Ltd.	618,856	16,855,163

		$23,657,429

Electrical Equipment — 6.1%
ABB, Ltd.	32,798	$533,569
Areva T&D India, Ltd.	981,367	6,421,507
Bharat Heavy Electricals, Ltd.	485,802	23,397,762
Crompton Greaves, Ltd.	1,846,205	11,984,078

		$42,336,916

1

Security	Shares	Value
Gas Utilities — 2.0%
Gail India, Ltd.	1,864,703	$13,876,928

		$13,876,928

Hotels, Restaurants & Leisure — 0.8%
Mahindra Holidays & Resorts India, Ltd.(1)	800,033	$5,852,440

		$5,852,440

Household Products — 0.7%
Hindustan Unilever, Ltd.	885,976	$4,824,047

		$4,824,047

Industrial Conglomerates — 3.2%
Jaiprakash Associates, Ltd.	3,458,683	$16,961,172
Max India, Ltd.(1)	1,404,240	5,365,891

		$22,327,063

IT Services — 9.1%
Infosys Technologies, Ltd.	599,115	$28,595,207
Mphasis, Ltd.	749,001	10,328,207
Tata Consultancy Services, Ltd.	1,872,912	24,093,577

		$63,016,991

Machinery — 3.2%
Ashok Leyland, Ltd.	10,088,641	$8,833,636
BEML, Ltd.	616,301	13,763,235

		$22,596,871

Metals & Mining — 7.1%
Hindalco Industries, Ltd.	3,655,910	$9,767,126
Jindal Steel & Power, Ltd.	1,110,752	13,470,511
Sterlite Industries (India), Ltd.	624,090	10,039,873
Tata Steel, Ltd.	1,500,359	15,811,348

		$49,088,858

Oil, Gas & Consumable Fuels — 9.4%
Cairn India, Ltd.(1)	842,657	$4,559,929
Great Eastern Shipping Co., Ltd.	842,621	4,803,818
Oil & Natural Gas Corp., Ltd.	630,774	15,308,969
Reliance Industries, Ltd.(1)	895,035	40,754,559

		$65,427,275

Pharmaceuticals — 2.0%
Glenmark Pharmaceuticals, Ltd.	1,068,232	$5,266,123
Sun Pharmaceuticals Industries, Ltd.	295,163	8,621,168

		$13,887,291

Real Estate Management & Development — 4.7%
DLF, Ltd.	1,736,350	$15,732,048
Housing Development & Infrastructure, Ltd.(1)	1,978,882	13,166,350
Sobha Developers, Ltd.	651,615	3,540,820

		$32,439,218

Thrifts & Mortgage Finance — 3.2%
Housing Development Finance Corp.	381,307	$22,004,882

		$22,004,882

Tobacco — 1.5%
ITC, Ltd.	2,221,030	$10,716,835

		$10,716,835

Transportation Infrastructure — 0.3%
Mundra Port & Special Economic Zone, Ltd.	195,156	$2,099,875

		$2,099,875

2

Security	Shares	Value
Wireless Telecommunication Services — 4.6%
Bharti Airtel, Ltd.	2,473,756	$21,459,310
Reliance Communications, Ltd.	1,598,354	10,220,747

		$31,680,057

Total India (identified cost $551,466,579)		$642,720,940

Sri Lanka — 1.3%

Industrial Conglomerates — 1.1%
John Keells Holdings PLC	5,694,226	$7,488,487

		$7,488,487

Wireless Telecommunication Services — 0.2%
Dialog Telekom, Ltd.(1)	30,080,680	$1,696,974

		$1,696,974

Total Sri Lanka (identified cost $14,466,425)		$9,185,461

Total Common Stocks (identified cost $565,933,004)		$651,906,401

Index Funds — 1.5%

Security	Shares	Value
India — 1.5%
Banking Index Benchmark Exchange Traded Scheme - Bank BeES	570,000	$10,484,303

Total India (identified cost $9,715,268)		$10,484,303

Total Index Funds (identified cost $9,715,268)		$10,484,303

Short-Term Investments — 1.0%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/1/09	$7,193	$7,192,915

Total Short-Term Investments (identified cost $7,192,915)		$7,192,915

Total Investments — 96.3% (identified cost $582,841,187)		$669,583,619

Other Assets, Less Liabilities — 3.7%		$25,430,871

Net Assets — 100.0%		$695,014,490

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

3

The Portfolio did not have any open financial instruments at September 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$583,006,652

Gross unrealized appreciation	$158,689,689
Gross unrealized depreciation	(72,112,722)

Net unrealized appreciation	$86,576,967

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total
Common Stocks
Consumer Discretionary	$—	$27,824,594		$—	$27,824,594
Consumer Staples	—	19,975,046		—	19,975,046
Energy	—	65,427,276		—	65,427,276
Financials	—	187,877,354		—	187,877,354
Health Care	—	13,887,292		—	13,887,292
Industrials	7,488,487	142,929,125		—	150,417,612
Information Technology	—	63,016,991		—	63,016,991
Materials	—	49,088,858		—	49,088,858
Telecommunication Services	—	36,857,022		—	36,857,022
Utilities	—	37,534,356		—	37,534,356

Total Common Stocks	$7,488,487	$644,417,914	*	$—	$651,906,401

Index Funds	10,484,303	—		—	10,484,303
Short-Term Investments	—	7,192,915		—	7,192,915

Total Investments	$17,972,790	$651,610,829		$—	$669,583,619

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Institutional Short Term Income Fund	as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Paper — 30.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Banks and Money Services — 19.8%
Bank of Nova Scotia, 0.23%, 10/20/09	$500	$499,939
Bank of Nova Scotia, 0.26%, 10/20/09	500	499,931
BNP Paribas Finance, Inc., 0.30%, 10/13/09	501	500,950
BNP Paribas Finance, Inc., 0.37%, 10/20/09	201	200,961
BNP Paribas Finance, Inc., 0.24%, 12/4/09	701	700,701
CBA Finance, 0.28%, 10/30/09	441	440,901
Danske Corp., 0.34%, 10/2/09(1)	696	695,993
HSBC Finance Corp., 0.20%, 10/13/09	505	504,966
HSBC Finance Corp., 0.23%, 11/16/09	550	549,838
ING (US) Funding, LLC, 0.31%, 10/13/09	1,000	999,897
National Australia Funding, 0.26%, 11/2/09(1)	500	499,885
Nordea North America, Inc., 0.23%, 10/21/09	1,000	999,872
Nordea North America, Inc., 0.21%, 10/30/09	500	499,915
Rabobank USA Financial Co., 0.23%, 12/10/09	503	502,775
Societe Generale North America, Inc., 0.29%, 10/1/09	500	500,000
Societe Generale North America, Inc., 0.30%, 10/23/09	497	496,909
Societe Generale North America, Inc., 0.23%, 11/16/09	746	745,781

		$9,839,214

Beverages — 2.0%
Coca-Cola Co. (The), 0.34%, 11/2/09(1)	$1,000	$999,698

		$999,698

Electric Utilities — 2.7%
Southern Co., 0.20%, 11/17/09(1)	$1,323	$1,322,655

		$1,322,655

Household Products — 1.3%
Procter and Gamble International Funding, 0.25%, 10/23/09(1)	$620	$619,905

		$619,905

Insurance — 4.9%
MetLife Funding, Inc., 0.19%, 10/22/09	$1,439	$1,438,840
Prudential Funding, LLC, 0.29%, 10/19/09	1,000	999,855

		$2,438,695

Total Commercial Paper (identified cost $15,220,167)		$15,220,167

1

Corporate Bonds & Notes — 1.1%

	Principal
	Amount
Security	(000’s omitted)	Value
Banks and Money Services — 1.1%
Citigroup, Inc., FDIC, 2.875%, 12/9/11	$500	$516,417

Total Corporate Bonds & Notes (identified cost $509,332)		$516,417

U.S. Government Agency Obligations — 61.6%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Bank:
5.00%, 10/15/12	$1,375	$1,377,453
Discount Note, 0.20%, 10/15/09	506	505,961
Discount Note, 0.20%, 10/19/09	1,150	1,149,885
Discount Note, 0.14%, 10/21/09	632	631,951
Discount Note, 0.32%, 10/21/09	595	594,894
Discount Note, 0.13%, 10/23/09	470	469,963
Discount Note, 0.21%, 10/23/09	2,347	2,346,699
Discount Note, 0.23%, 10/28/09	2,008	2,007,654
Discount Note, 0.17%, 11/4/09	248	247,960
Discount Note, 0.23%, 11/10/09	199	198,949
Discount Note, 0.16%, 11/13/09	1,251	1,250,761
Discount Note, 0.77%, 11/20/09	1,018	1,016,911
Discount Note, 0.20%, 12/2/09	300	299,897
Discount Note, 0.22%, 12/8/09	1,255	1,254,478
Discount Note, 0.85%, 1/4/10	1,500	1,496,635

		$14,850,051

Federal Home Loan Mortgage Corp.:
Discount Note, 0.25%, 10/20/09	$1,130	$1,129,851
Discount Note, 0.17%, 10/26/09	903	902,893
Discount Note, 0.18%, 11/9/09	532	531,896
Discount Note, 0.85%, 11/20/09	550	549,351
Discount Note, 0.85%, 12/7/09	700	698,893
Discount Note, 0.25%, 1/27/10	500	499,590
Discount Note, 0.23%, 2/4/10	802	801,354
Discount Note, 0.25%, 3/23/10	1,912	1,909,703
Discount Note, 0.55%, 6/1/10	1,227	1,222,445

		$8,245,976

Federal National Mortgage Association:
Discount Note, 0.63%, 10/1/09	$1,004	$1,004,000
Discount Note, 0.17%, 10/14/09	641	640,961
Discount Note, 0.54%, 10/16/09	1,343	1,342,698
Discount Note, 0.18%, 10/26/09	1,900	1,899,762
Discount Note, 0.18%, 11/2/09	242	241,961
Discount Note, 0.20%, 11/2/09	700	699,876
Discount Note, 0.85%, 12/1/09	275	274,604
Discount Note, 0.13%, 12/9/09	1,325	1,324,670

		$7,428,532

Total U.S. Government Agency Obligations (identified cost $30,549,725)		$30,524,559

2

Commercial Mortgage-Backed Securities — 6.6%

	Principal
	Amount
Security	(000’s omitted)	Value
JPMCC, Series 2005-FL1A, Class A1, 0.353%, 2/15/19(2)(3)(4)	$73	$71,399
JPMCC, Series 2006-FL2A, Class A2, 0.373%, 11/15/18(2)(3)(4)	5,000	3,215,603

Total Commercial Mortgage-Backed Securities (identified cost $5,082,194)		$3,287,002

Total Investments — 100.0% (identified cost $51,361,418)		$49,548,145

Other Assets, Less Liabilities — 0.0%		$22,894

Net Assets — 100.0%		$49,571,039

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

FDIC	-	Federal Deposit Insurance Corporation

JPMCC	-	JP Morgan Chase Commercial Mortgage Security Corp.

(1)		A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held are deemed liquid based on criteria and procedures authorized by the Trustees.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the aggregate value of these securities is $3,287,002 or 6.6% of the Fund’s net assets.

(3)		Variable rate security. The stated interest rate represents the rate in effect at September 30, 2009.

(4)		Private placement security that may be resold to qualified investors.

3

The Fund did not have any financial instruments outstanding at September 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$51,361,418

Gross unrealized appreciation	$7,085
Gross unrealized depreciation	(1,820,358)

Net unrealized depreciation	$(1,813,273)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Commercial Paper	$—	$15,220,167	$—	$15,220,167
Corporate Bonds & Notes	—	516,417	—	516,417
U.S. Government Agency Obligations	—	30,524,559	—	30,524,559
Commercial Mortgage-Backed Securities	—	3,287,002	—	3,287,002

Total Investments	$—	$49,548,145	$—	$49,548,145

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Investment Grade Income Fund as of September 30, 2009 (Unaudited)

Eaton Vance Investment Grade Income Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Investment Grade Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2009, the value of the Fund’s investment in the Portfolio was $14,454,336 and the Fund owned 11.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Investment Grade Income Portfolio	as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds — 30.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Agriculture — 0.4%
Bunge, Ltd. Finance Corp., 5.10%, 7/15/15	$460	$457,648

		$457,648

Appliances — 0.3%
Whirlpool Corp., 6.125%, 6/15/11	$320	$334,959

		$334,959

Banks — 4.1%
Bank of America Corp., 5.65%, 5/1/18	$1,150	$1,137,403
Barclays Bank PLC, 5.20%, 7/10/14(1)	235	248,496
Goldman Sachs Group, Inc., 6.15%, 4/1/18(1)	1,290	1,359,212
Morgan Stanley, MTN, 6.625%, 4/1/18	1,110	1,175,649
Wells Fargo & Co., 3.75%, 10/1/14	1,280	1,275,031

		$5,195,791

Beverages — 1.6%
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$175	$179,248
Anheuser-Busch Cos., Inc., 6.45%, 9/1/37(1)	205	224,054
Bottling Group, LLC, 6.95%, 3/15/14	540	629,956
Diageo Capital PLC, 7.375%, 1/15/14(1)	510	591,590
Miller Brewing Co., 5.50%, 8/15/13(2)	365	386,081

		$2,010,929

Broadcasting and Cable — 1.0%
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	$680	$875,588
Time Warner Cable, Inc., 8.75%, 2/14/19	360	444,238

		$1,319,826

Building and Development — 0.2%
K. Hovnanian Enterprises, Inc., 6.50%, 1/15/14	$300	$235,500

		$235,500

Chemicals — 0.7%
E.I. Du Pont de Nemours & Co., 4.75%, 3/15/15	$870	$933,633

		$933,633

Commercial Services — 0.3%
Waste Management, Inc., 7.75%, 5/15/32	$310	$377,735

		$377,735

Communications Services — 1.0%
AT&T, Inc., 4.85%, 2/15/14	$165	$175,682
AT&T, Inc., 5.625%, 6/15/16	475	511,700
Telecom Italia Capital, 6.175%, 6/18/14	500	542,929

		$1,230,311

Computers — 0.4%
Hewlett-Packard Co., 4.50%, 3/1/13(1)	$505	$539,641

		$539,641

Diversified Manufacturing — 1.1%
Ingersoll-Rand Co., 6.48%, 6/1/25	$69	$66,521
Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	1,310	1,365,228

		$1,431,749

	Principal
	Amount
Security	(000’s omitted)	Value
Drugs — 1.1%
Abbott Laboratories, 6.00%, 4/1/39(1)	$420	$479,086
McKesson Corp., 6.50%, 2/15/14(1)	340	373,045
Merck & Co. Inc, MTN, 5.76%, 5/3/37	335	365,444
Novartis Capital Corp., 4.125%, 2/10/14	145	153,265

		$1,370,840

Financial Services — 4.0%
American Express Co., 8.125%, 5/20/19(1)	$550	$651,606
Bear Stearns Co., Inc., 7.25%, 2/1/18	955	1,092,389
Citigroup, Inc., 5.85%, 8/2/16(1)	745	729,417
Citigroup, Inc., 8.50%, 5/22/19	185	209,186
General Electric Capital Corp., 5.625%, 5/1/18	1,000	996,876
HSBC Finance Corp., 5.25%, 1/14/11(1)	775	796,971
Macquarie Group, Ltd., 7.30%, 8/1/14(2)	160	171,025
Western Union Co., 6.50%, 2/26/14(1)	410	448,211

		$5,095,681

Foods — 1.9%
Kroger Co., 6.40%, 8/15/17(1)	$390	$432,191
McDonald’s Corp., 5.80%, 10/15/17	365	409,862
SUPERVALU, Inc., 8.00%, 5/1/16(1)	675	702,000
Yum! Brands, Inc., 6.25%, 3/15/18(1)	830	895,685

		$2,439,738

Foods-Retail — 0.5%
Safeway, Inc., 6.25%, 3/15/14(1)	$510	$563,965

		$563,965

Health Services — 0.5%
Laboratory Corp. of America, 5.50%, 2/1/13	$545	$565,389

		$565,389

Insurance — 1.3%
Prudential Financial, Inc., MTN, 6.00%, 12/1/17(1)	$605	$614,152
The Travelers Cos., Inc., 5.80%, 5/15/18	875	971,159

		$1,585,311

Lodging and Gaming — 0.2%
MGM Mirage, Inc., 8.50%, 9/15/10	$300	$299,250

		$299,250

Office Equipment and Supplies — 0.3%
Xerox Corp., 8.25%, 5/15/14(1)	$380	$432,362

		$432,362

Oil and Gas-Equipment and Services — 2.9%
Marathon Oil Corp., 6.50%, 2/15/14(1)	$90	$99,201
Marathon Oil Corp., 7.50%, 2/15/19	215	248,415
Northwest Natural Gas Co., MTN, 6.65%, 11/10/27	1,570	1,578,544
Transocean, Inc., 7.375%, 4/15/18	650	764,631
Ultramar Diamond Shamrock Corp., 6.75%, 10/15/37	955	981,211

		$3,672,002

Pipelines — 0.5%
Kinder Morgan Energy Partners, L.P., 5.85%, 9/15/12(1)	$640	$690,012

		$690,012

Real Estate Investment Trust (REITs) — 0.4%
AvalonBay Communities, Inc., MTN, 5.70%, 3/15/17	$500	$511,428

		$511,428

	Principal
	Amount
Security	(000’s omitted)	Value
Retail-Drug Stores — 0.8%
CVS Caremark Corp., 5.75%, 6/1/17	$640	$686,188
Walgreen Co., 5.25%, 1/15/19(1)	240	261,396

		$947,584

Retail-Specialty and Apparel — 2.0%
Costco Wholesale Corp., 5.50%, 3/15/17(1)	$730	$799,358
Nordstrom, Inc., 6.25%, 1/15/18	340	352,963
Staples, Inc., 9.75%, 1/15/14(1)	520	625,204
Wal-Mart Stores, Inc., 6.20%, 4/15/38(1)	700	799,477

		$2,577,002

Tobacco — 1.2%
Altria Group, Inc., 9.95%, 11/10/38	$440	$599,973
Philip Morris International, Inc., 5.65%, 5/16/18	870	927,627

		$1,527,600

Transportation — 0.5%
Ryder System, Inc., MTN, 7.20%, 9/1/15	$570	$610,049

		$610,049

Utilities — 1.5%
Dominion Resources, Inc., 8.875%, 1/15/19	$485	$614,645
Georgia Power Co., 5.70%, 6/1/17(1)	565	620,580
Southern California Edison Co., 4.15%, 9/15/14(1)	150	156,851
Southern California Edison Co., 6.05%, 3/15/39(1)	490	566,834

		$1,958,910

Total Corporate Bonds (identified cost $35,976,262)		$38,914,845

Agency Mortgage-Backed Securities — 28.0%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Gold Pool #B10129, 3.50%, 10/1/18	$527	$531,213
Gold Pool #E00421, 6.00%, 3/1/11	21	22,490
Gold Pool #E00598, 5.50%, 12/1/13	263	279,415
Gold Pool #E00617, 5.50%, 1/1/14	440	466,382
Gold Pool #G04309, 5.50%, 5/1/38	6,840	7,172,662
Gold Pool #G18176, 5.00%, 4/1/22	2,725	2,876,572
PAC CMO, Series 2534, Class HG, 4.50%, 4/15/16	208	211,282
PAC CMO, Series 2939, Class HP, 5.00%, 4/15/28	217	224,895
Federal National Mortgage Association:
Pool #256673, 5.50%, 4/1/37	5,021	5,262,849
Pool #257169, 4.50%, 3/1/38	4,038	4,097,696
Pool #448183, 5.50%, 10/1/13	50	53,482
Pool #535454, 6.00%, 2/1/15	95	101,864
Pool #545937, 6.00%, 6/1/14	80	85,815
Pool #545948, 6.00%, 12/1/14	62	66,116
Pool #889040, 5.00%, 6/1/37	2,791	2,889,024
Pool #918109, 5.00%, 5/1/37	5,797	5,998,506
Pool #929009, 6.00%, 1/1/38	3,902	4,128,172
Government National Mortgage Association:
PAC CMO, Series 1998-14, Class PH, 6.50%, 6/20/28	734	791,199
Pool #781412, 6.50%, 2/15/17	294	316,372

Total Agency Mortgage-Backed Securities (identified cost $33,374,195)		$35,576,006

Commercial Mortgage-Backed Securities — 9.6%

	Principal
	Amount
Security	(000’s omitted)	Value
BACM, Series 2004-6, Class A5, 4.81%, 12/10/42	$460	$448,452
BSCMS, Series 2002-TOP8, Class A2, 4.83%, 8/15/38	310	316,396
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41	381	384,103
CGCMT, Series 2004-C1, Class A3, 5.25%, 4/15/40	500	503,079
CSFB, Series 2003-C3, Class A3, 3.382%, 5/15/38	280	280,805
CSFB, Series 2004-C2, Class A2, 5.416%, 5/15/36	505	515,245
CSFB, Series 2004-C3, Class A5, 5.11%, 7/15/36	615	602,838
CSFB, Series 2005-C1, Class A4, 5.01%, 2/15/38	450	443,998
GECMC, Series 2002-2A, Class A2, 4.97%, 8/11/36	394	409,271
GECMC, Series 2002-3A, Class A1, 4.229%, 12/10/37	232	234,324
GECMC, Series 2004-C1, Class A3, 4.596%, 11/10/38	310	305,433
GECMC, Series 2004-C3, Class A4, 5.19%, 7/10/39	500	508,018
LBUBS, Series 2002-C4, Class A3, 4.071%, 9/15/26	169	172,420
LBUBS, Series 2004-C6, Class A6, 5.02%, 8/15/29	940	862,707
LBUBS, Series 2004-C8, Class A3, 4.435%, 12/15/29	910	906,556
MLMT, Series 2005-MCP1, Class AM, 4.805%, 6/12/43	1,225	1,041,011
MSC, Series 2003-IQ6, Class A4, 4.97%, 12/15/41	470	463,860
SBM7, Series 2000-C3, Class A2, 6.592%, 12/18/33	568	582,397
WBCMT, Series 2003-C4, Class A2, 4.566%, 4/15/35	786	802,889
WBCMT, Series 2004-C10, Class A4, 4.748%, 2/15/41	450	455,718
WBCMT, Series 2004-C12, Class A4, 5.43%, 7/15/41	585	584,883
WBCMT, Series 2005-C17, Class A4, 5.083%, 3/15/42	1,350	1,329,826

Total Commercial Mortgage-Backed Securities (identified cost $12,004,437)		$12,154,229

Asset-Backed Securities — 1.0%

	Principal
	Amount
Security	(000’s omitted)	Value
HAROT, Series 2008-1, Class A4, 4.88%, 9/18/14	$600	$632,272
HART, Series 2008-A, Class A4, 5.48%, 11/17/14	600	641,121

Total Asset-Backed Securities (identified cost $1,199,717)		$1,273,393

U.S. Government Agency Bonds — 0.9%

	Principal
	Amount
Security	(000’s omitted)	Value
Federal National Mortgage Association, 4.75%, 11/19/12	$1,000	$1,092,839

Total U.S. Government Agency Bonds (identified cost $1,024,263)		$1,092,839

U.S. Treasury Obligations — 27.6%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Bond, 4.50%, 2/15/36	$2,790	$2,997,509
U.S. Treasury Bond, 6.375%, 8/15/27	8,000	10,400,000
U.S. Treasury Note, 1.75%, 11/15/11	2,065	2,096,782
U.S. Treasury Note, 3.50%, 11/15/09	3,500	3,515,453
U.S. Treasury Note, 3.75%, 11/15/18	2,235	2,313,402
U.S. Treasury Note, 4.50%, 2/28/11	2,340	2,468,702
U.S. Treasury Note, 4.625%, 2/15/17	7,385	8,178,312
U.S. Treasury Note, 4.875%, 8/15/16	2,685	3,021,884

Total U.S. Treasury Obligations (identified cost $32,927,605)		$34,992,044

Tax-Exempt Investments — 0.3%

	Principal
	Amount
Security	(000’s omitted)	Value
General Obligations — 0.3%
Dallas County, Hospital District, (Build America Bonds), 4.948%, 8/15/20	$395	$405,159

Total Tax-Exempt Investments (identified cost $395,000)		$405,159

Preferred Securities — 0.7%

Security	Shares	Value
Diversified Financial Services — 0.6%
PPTT, 2006-A GS, Class A, 5.875%(2)(3)	8,000	$806,758

		$806,758

Insurance — 0.1%
RAM Holdings, Ltd., Series A, 7.50%(4)	2,000	$98,250

		$98,250

Total Preferred Securities (identified cost $2,824,568)		$905,008

Interest Rate Swaptions — 0.0%

	Expiration	Notional
Description	Date	Amount	Value
Options to receive 3-month USD-LIBOR-BBA Rate and pay 5.81%	2/11/2010	$6,000,000	$11,940

Total Interest Rate Swaptions (identified cost $178,812)			$11,940

Short-Term Investments — 9.0%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(5)	$2,010	$2,010,012
Eaton Vance Cash Collateral Fund, LCC, 0.31%(5)(6)	9,480	9,480,063

Total Short-Term Investments (identified cost $11,490,075)		$11,490,075

Total Investments — 107.8% (identified cost $131,394,934)		$136,815,538

Other Assets, Less Liabilities — (7.8)%		$(9,896,921)

Net Assets — 100.0%		$126,918,617

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

BACM	-	Banc of America Commercial Mortgage, Inc.

BSCMS	-	Bear Stearns Commercial Mortgage Securities, Inc.

CGCMT	-	Citigroup Commercial Mortgage Trust

CMO	-	Collateralized Mortgage Obligations

CSFB	-	Credit Suisse First Boston Mortgage Securities Corp.

GECMC	-	General Electric Commercial Mortgage Corporation

HAROT	-	Honda Auto Receivables Owner Trust

HART	-	Hyundai Auto Receivables Trust

LBUBS	-	LB-UBS Commercial Mortgage Trust

MLMT	-	Merrill Lynch Mortgage Trust

MSC	-	Morgan Stanley Capital I

MTN	-	Medium-Term Note

PAC	-	Planned Amortization Class

PPTT	-	Preferred Pass-Through Trust 2006

SBM7	-	Salomon Brothers Mortgage Securities VII, Inc.

WBCMT	-	Wachovia Bank Commercial Mortgage Trust

(1)		All or a portion of this security was on loan at September 30, 2009.

(2)		Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the aggregate value of these securities is $1,363,864 or 1.1% of the Portfolio’s net assets.

(3)		Variable rate security. The stated interest rate represents the rate in effect at September 30, 2009.

(4)		Non-income producing.

(5)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2009. For the fiscal year to date ended September 30, 2009, the total of securities lending income earned (excluding loan rebate fees) and interest income allocated from the investment in Eaton Vance Cash Collateral Fund, LLC was $13,202, and net income allocated from the investment in Cash Management Portfolio was $3,041.

(6)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2009. At September 30, 2009, the Portfolio loaned securities having a market value of $9,277,762 and received $9,480,063 of cash collateral for the loans. Other Assets, Less Liabilities includes an equal and offsetting liability of $9,480,063 to repay collateral amounts upon the return of loaned securities.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$131,158,911

Gross unrealized appreciation	$8,179,105
Gross unrealized depreciation	(2,522,478)

Net unrealized appreciation	$5,656,627

A summary of financial instruments outstanding at September 30, 2009 is as follows:

Credit Default Swaps — Sell Protection

			Notional	Receive
		Credit	Amount**	Annual	Termination	Net Unrealized
Counterparty	Reference Entity	Rating*	(000’s omitted)	Fixed Rate	Date	Depreciation
JPMorgan Chase Bank	HSBC Capital Funding LP (Preferred), 144A, 9.547% to 6/1/10	A1/A	$2,000	0.350%	6/20/2011	$(39,200)
HSBC Bank, USA	Pulte Homes, Inc., 7.875%, 8/1/11	Ba3/BB	1,000	0.880	6/20/2012	(9,782)

						$(48,982)

Credit Default Swaps — Buy Protection

		Notional	Pay
		Amount	Annual	Termination	Net Unrealized
Counterparty	Reference Entity	(000’s omitted)	Fixed Rate	Date	Appreciation
JPMorgan Chase Bank	HSBC Bank, PLC, 0.00%, 4/10/12	$2,000	0.095%	6/20/2011	$10,960

$10,960

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corporation. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At September 30, 2009, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $3,000,000.

At September 30, 2009, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio may enter into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which the Portfolio may otherwise invest, or to enhance return.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio may enter into interest rate swaptions. The Portfolio may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At September 30, 2009, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:

		Fair Value
		Asset	Liability
Risk	Derivative	Derivatives	Derivatives
Credit	Credit Default Swaps	$10,960	$(48,982)
Interest rate	Interest Rate Swaptions	11,940	—

Total		$22,900	$(48,982)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds	$—	$38,914,845	$—	$38,914,845
Agency Mortgage-Backed Securities	—	35,576,006	—	35,576,006
Commercial Mortgage-Backed Securities	—	12,154,229	—	12,154,229
Asset-Backed Securities	—	1,273,393	—	1,273,393
U.S. Government Agency Bonds	—	1,092,839	—	1,092,839
U.S. Treasury Obligations	8,297,557	26,694,487	—	34,992,044
Tax-Exempt Investments	—	405,159	—	405,159
Preferred Securities	—	905,008	—	905,008
Interest Rate Swaptions	—	11,940	—	11,940
Short-Term Investments	11,490,075	—	—	11,490,075

Total Investments	$19,787,632	$117,027,906	$—	$136,815,538

Credit Default Swaps	$—	$10,960	$—	$10,960

Total	$19,787,632	$117,038,866	$—	$136,826,498

Liability Description

Credit Default Swaps	$—	$(48,982)	$—	$(48,982)

Total	$—	$(48,982)	$—	$(48,982)

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance Large-Cap Growth Fund as of September 30, 2009 (Unaudited)

Eaton Vance Large-Cap Growth Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2009, the value of the Fund’s investment in the Portfolio was $128,023,681 and the Fund owned 84.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Growth Portfolio	as of September 30, 2009

Common Stocks — 98.3%

Security	Shares	Value
Aerospace & Defense — 3.8%
General Dynamics Corp.	18,700	$1,208,020
Lockheed Martin Corp.	17,500	1,366,400
Rockwell Collins, Inc.	30,500	1,549,400
United Technologies Corp.	25,700	1,565,901

		$5,689,721

Air Freight & Logistics — 1.7%
Expeditors International of Washington, Inc.	41,300	$1,451,695
FedEx Corp.	14,400	1,083,168

		$2,534,863

Beverages — 3.4%
Coca-Cola Co. (The)	41,700	$2,239,290
PepsiCo, Inc.	48,850	2,865,541

		$5,104,831

Biotechnology — 2.2%
Amgen, Inc.(1)	55,500	$3,342,765

		$3,342,765

Capital Markets — 0.9%
Northern Trust Corp.	22,700	$1,320,232

		$1,320,232

Chemicals — 0.9%
Monsanto Co.	17,900	$1,385,460

		$1,385,460

Commercial Banks — 1.1%
Wells Fargo & Co.	60,000	$1,690,800

		$1,690,800

Commercial Services & Supplies — 1.1%
Waste Management, Inc.	54,500	$1,625,190

		$1,625,190

Communications Equipment — 8.2%
Brocade Communications Systems, Inc.(1)	278,000	$2,185,080
Cisco Systems, Inc.(1)	154,200	3,629,868
QUALCOMM, Inc.	83,200	3,742,336
Research In Motion, Ltd.(1)	20,000	1,351,000
Telefonaktiebolaget LM Ericsson ADR	140,000	1,402,800

		$12,311,084

Computers & Peripherals — 6.2%
Apple, Inc.(1)	23,500	$4,356,195
Hewlett-Packard Co.	56,500	2,667,365
International Business Machines Corp.	19,000	2,272,590

		$9,296,150

Construction & Engineering — 2.0%
Fluor Corp.	30,000	$1,525,500
Quanta Services, Inc.(1)	70,500	1,560,165

		$3,085,665

Consumer Finance — 1.3%
Discover Financial Services	123,500	$2,004,405

		$2,004,405

Distributors — 0.9%
LKQ Corp.(1)	71,000	$1,316,340

		$1,316,340

1

Security	Shares	Value
Diversified Financial Services — 2.0%
CME Group, Inc.	4,800	$1,479,312
JPMorgan Chase & Co.	34,400	1,507,408

		$2,986,720

Electrical Equipment — 0.7%
Emerson Electric Co.	28,200	$1,130,256

		$1,130,256

Electronic Equipment, Instruments & Components — 1.2%
Agilent Technologies, Inc.(1)	62,500	$1,739,375

		$1,739,375

Energy Equipment & Services — 2.0%
Halliburton Co.	50,600	$1,372,272
Schlumberger, Ltd.	28,300	1,686,680

		$3,058,952

Food & Staples Retailing — 3.2%
Walgreen Co.	67,100	$2,514,237
Wal-Mart Stores, Inc.	47,700	2,341,593

		$4,855,830

Food Products — 2.4%
Kellogg Co.	45,800	$2,254,734
Nestle SA	31,000	1,323,410

		$3,578,144

Health Care Equipment & Supplies — 5.7%
Baxter International, Inc.	44,800	$2,554,048
Covidien, Ltd.	51,000	2,206,260
St. Jude Medical, Inc.(1)	52,100	2,032,421
Zimmer Holdings, Inc.(1)	34,300	1,833,335

		$8,626,064

Hotels, Restaurants & Leisure — 1.0%
Starbucks Corp.(1)	74,000	$1,528,100

		$1,528,100

Household Products — 2.9%
Colgate-Palmolive Co.	38,000	$2,898,640
Procter & Gamble Co.	24,800	1,436,416

		$4,335,056

Industrial Conglomerates — 0.9%
3M Co.	18,700	$1,380,060

		$1,380,060

Insurance — 1.0%
Prudential Financial, Inc.	31,200	$1,557,192

		$1,557,192

Internet Software & Services — 3.8%
Akamai Technologies, Inc.(1)	88,300	$1,737,744
Google, Inc., Class A(1)	8,000	3,966,800

		$5,704,544

IT Services — 3.5%
Cognizant Technology Solutions Corp.(1)	43,000	$1,662,380
MasterCard, Inc., Class A	10,400	2,102,360
Western Union Co.	78,500	1,485,220

		$5,249,960

Media — 2.4%
Discovery Communications, Inc., Class A(1)	52,000	$1,502,280
Walt Disney Co. (The)	75,300	2,067,738

		$3,570,018

Metals & Mining — 2.9%
BHP Billiton, Ltd. ADR	24,000	$1,584,240
Freeport-McMoRan Copper & Gold, Inc.	21,100	1,447,671

2

Security	Shares	Value
Nucor Corp.	29,900	$1,405,599

		$4,437,510

Multiline Retail — 1.0%
Target Corp.	31,900	$1,489,092

		$1,489,092

Oil, Gas & Consumable Fuels — 2.7%
Anadarko Petroleum Corp.	23,300	$1,461,609
Exxon Mobil Corp.	17,182	1,178,857
Occidental Petroleum Corp.	18,400	1,442,560

		$4,083,026

Personal Products — 1.5%
Avon Products, Inc.	67,700	$2,299,092

		$2,299,092

Pharmaceuticals — 5.7%
Abbott Laboratories	59,200	$2,928,624
Allergan, Inc.	36,600	2,077,416
Johnson & Johnson	30,500	1,857,145
Shire PLC ADR	34,400	1,798,776

		$8,661,961

Road & Rail — 0.9%
Burlington Northern Santa Fe Corp.	17,500	$1,397,025

		$1,397,025

Semiconductors & Semiconductor Equipment — 5.8%
ASML Holding NV	57,900	$1,712,103
Atheros Communications, Inc.(1)	59,000	1,565,270
Broadcom Corp., Class A(1)	52,000	1,595,880
Intel Corp.	87,000	1,702,590
NVIDIA Corp.(1)	148,300	2,228,949

		$8,804,792

Software — 4.3%
McAfee, Inc.(1)	38,000	$1,664,020
Microsoft Corp.	111,420	2,884,664
Oracle Corp.	89,500	1,865,180

		$6,413,864

Specialty Retail — 5.6%
American Eagle Outfitters, Inc.	108,900	$1,836,054
Bed Bath & Beyond, Inc.(1)	39,500	1,482,830
Best Buy Co., Inc.	52,400	1,966,048
GameStop Corp., Class A(1)	58,400	1,545,848
Staples, Inc.	68,300	1,585,926

		$8,416,706

Textiles, Apparel & Luxury Goods — 1.5%
NIKE, Inc., Class B	34,900	$2,258,030

		$2,258,030

Total Common Stocks (identified cost $127,117,325)		$148,268,875

3

Short-Term Investments — 1.5%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(2)	$2,312	$2,312,050

Total Short-Term Investments (identified cost $2,312,050)		$2,312,050

Total Investments — 99.8% (identified cost $129,429,375)		$150,580,925

Other Assets, Less Liabilities — 0.2%		$330,449

Net Assets — 100.0%		$150,911,374

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2009 was $1,333.

4

The Portfolio did not have any open financial instruments at September 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$129,537,753

Gross unrealized appreciation	$22,935,760
Gross unrealized depreciation	(1,892,588)

Net unrealized appreciation	$21,043,172

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Priced in
	Active Markets for	Significant Other		Significant
	Indentical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total
Common Stocks
Consumer Discretionary	$18,578,286	$—		$—	$18,578,286
Consumer Staples	18,849,543	1,323,410		—	20,172,953
Energy	7,141,978	—		—	7,141,978
Financials	9,559,349	—		—	9,559,349
Health Care	20,630,790	—		—	20,630,790
Industrials	16,842,780	—		—	16,842,780
Information Technology	49,519,769	—		—	49,519,769
Materials	5,822,970	—		—	5,822,970

Total Common Stocks	$146,945,465	$1,323,410	*	$—	$148,268,875
Short-Term Investments	2,312,050	—		—	2,312,050

Total Investments	$149,257,515	$1,323,410		$—	$150,580,925

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Large-Cap Value Fund as of September 30, 2009 (Unaudited)

Eaton Vance Large-Cap Value Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Large-Cap Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2009, the value of the Fund’s investment in the Portfolio was $14,507,637,389 and the Fund owned 99.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Large-Cap Value Portfolio	as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Aerospace & Defense — 4.2%
General Dynamics Corp.	2,500,000	$161,500,000
Lockheed Martin Corp.	2,000,000	156,160,000
United Technologies Corp.(1)	4,800,000	292,464,000

		$610,124,000

Beverages — 1.1%
PepsiCo, Inc.	2,750,000	$161,315,000

		$161,315,000

Biotechnology — 0.8%
Amgen, Inc.(2)	2,000,000	$120,460,000

		$120,460,000

Capital Markets — 3.9%
Franklin Resources, Inc.(1)	1,350,000	$135,810,000
Goldman Sachs Group, Inc.	1,700,000	313,395,000
Northern Trust Corp.(1)	2,000,000	116,320,000

		$565,525,000

Chemicals — 0.8%
Air Products and Chemicals, Inc.(1)	1,500,000	$116,370,000

		$116,370,000

Commercial Banks — 6.2%
Fifth Third Bancorp(1)	7,500,000	$75,975,000
PNC Financial Services Group, Inc.(1)	7,000,000	340,130,000
U.S. Bancorp(1)	5,000,000	109,300,000
Wells Fargo & Co.(1)	13,500,000	380,430,000

		$905,835,000

Commercial Services & Supplies — 1.4%
Waste Management, Inc.(1)	7,000,000	$208,740,000

		$208,740,000

Communications Equipment — 1.4%
Cisco Systems, Inc.(2)	4,750,000	$111,815,000
Telefonaktiebolaget LM Ericsson, Class B	10,000,000	100,658,782

		$212,473,782

Computers & Peripherals — 3.5%
Hewlett-Packard Co.(1)	6,500,000	$306,865,000
International Business Machines Corp.(1)	1,750,000	209,317,500

		$516,182,500

Consumer Finance — 2.1%
American Express Co.(1)	2,900,000	$98,310,000
Capital One Financial Corp.(1)	6,000,000	214,380,000

		$312,690,000

Diversified Financial Services — 5.4%
Bank of America Corp.(1)	22,000,000	$372,240,000
JPMorgan Chase & Co.(1)	9,500,000	416,290,000

		$788,530,000

Diversified Telecommunication Services — 4.3%
AT&T, Inc.	13,000,000	$351,130,000
Verizon Communications, Inc.(1)	9,000,000	272,430,000

		$623,560,000

1

Security	Shares	Value
Electric Utilities — 1.4%
American Electric Power Co., Inc.(1)	4,000,000	$123,960,000
FirstEnergy Corp.(1)	1,750,000	80,010,000

		$203,970,000

Electrical Equipment — 0.6%
Emerson Electric Co.	2,250,000	$90,180,000

		$90,180,000

Energy Equipment & Services — 1.7%
Diamond Offshore Drilling, Inc.(1)	1,000,000	$95,520,000
Transocean, Ltd.(2)	1,800,000	153,954,000

		$249,474,000

Food & Staples Retailing — 2.5%
CVS Caremark Corp.	6,750,000	$241,245,000
Wal-Mart Stores, Inc.	2,600,000	127,634,000

		$368,879,000

Food Products — 1.7%
Nestle SA	6,000,000	$256,143,937

		$256,143,937

Health Care Equipment & Supplies — 1.6%
Boston Scientific Corp.(2)	9,500,000	$100,605,000
Covidien PLC	3,000,000	129,780,000

		$230,385,000

Health Care Providers & Services — 1.0%
Aetna, Inc.	2,600,000	$72,358,000
UnitedHealth Group, Inc.	2,900,000	72,616,000

		$144,974,000

Hotels, Restaurants & Leisure — 2.7%
Carnival Corp.(1)	3,250,000	$108,160,000
McDonald’s Corp.	5,000,000	285,350,000

		$393,510,000

Industrial Conglomerates — 1.1%
General Electric Co.(1)	10,000,000	$164,200,000

		$164,200,000

Insurance — 5.1%
ACE, Ltd.(2)	2,000,000	$106,920,000
Lincoln National Corp.(1)	4,000,000	103,640,000
MetLife, Inc.(1)	4,250,000	161,797,500
Prudential Financial, Inc.(1)	6,000,000	299,460,000
Travelers Companies, Inc. (The)(1)	1,450,000	71,383,500

		$743,201,000

IT Services — 1.0%
MasterCard, Inc., Class A(1)	700,000	$141,505,000

		$141,505,000

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.(1)(2)	1,750,000	$76,422,500

		$76,422,500

Machinery — 0.6%
Deere & Co.(1)	2,000,000	$85,840,000

		$85,840,000

2

Security	Shares	Value
Media — 0.6%
Walt Disney Co. (The)(1)	3,250,000	$89,245,000

		$89,245,000

Metals & Mining — 3.1%
BHP Billiton, Ltd. ADR(1)	2,500,000	$165,025,000
Freeport-McMoRan Copper & Gold, Inc.(1)	2,550,000	174,955,500
Nucor Corp.(1)	2,300,000	108,123,000

		$448,103,500

Multi-Utilities — 2.5%
PG&E Corp.(1)	3,500,000	$141,715,000
Public Service Enterprise Group, Inc.	7,000,000	220,080,000

		$361,795,000

Multiline Retail — 1.1%
Target Corp.(1)	3,350,000	$156,378,000

		$156,378,000

Oil, Gas & Consumable Fuels — 16.6%
Anadarko Petroleum Corp.(1)	5,500,000	$345,015,000
Apache Corp.	1,750,000	160,702,500
Chevron Corp.(1)	5,100,000	359,193,000
Exxon Mobil Corp.	5,200,000	356,772,000
Hess Corp.	5,400,000	288,684,000
Occidental Petroleum Corp.(1)	4,850,000	380,240,000
Peabody Energy Corp.	2,200,000	81,884,000
Total SA(1)	6,275,000	372,983,519
XTO Energy, Inc.	2,000,000	82,640,000

		$2,428,114,019

Pharmaceuticals — 5.3%
Abbott Laboratories	4,500,000	$222,615,000
Bristol-Myers Squibb Co.(1)	5,000,000	112,600,000
Merck & Co., Inc.(1)	4,500,000	142,335,000
Pfizer, Inc.(1)	18,000,000	297,900,000

		$775,450,000

Real Estate Investment Trusts (REITs) — 2.6%
AvalonBay Communities, Inc.(1)	2,000,000	$145,460,000
Boston Properties, Inc.(1)	2,150,000	140,932,500
Equity Residential(1)	3,000,000	92,100,000

		$378,492,500

Road & Rail — 1.5%
Burlington Northern Santa Fe Corp.(1)	2,850,000	$227,515,500

		$227,515,500

Semiconductors & Semiconductor Equipment — 1.5%
Applied Materials, Inc.(1)	7,150,000	$95,810,000
Intel Corp.	6,250,000	122,312,500

		$218,122,500

Software — 1.6%
Microsoft Corp.(1)	6,150,000	$159,223,500
Oracle Corp.(1)	3,650,000	76,066,000

		$235,289,500

Specialty Retail — 4.0%
Best Buy Co., Inc.(1)	7,500,000	$281,400,000
Staples, Inc.(1)	8,000,000	185,760,000
TJX Companies, Inc. (The)(1)	3,000,000	111,450,000

		$578,610,000

3

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.3%
NIKE, Inc., Class B(1)	3,000,000	$194,100,000

		$194,100,000

Total Common Stocks (identified cost $12,356,040,143)		$14,381,705,238

Short-Term Investments — 6.9%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(3)	$242,723	$242,723,026
Eaton Vance Cash Collateral Fund, LLC, 0.44%(3)(4)	764,462	764,461,555

		$1,007,184,581

Total Short-Term Investments (identified cost $1,007,184,581)		$1,007,184,581

Total Investments — 105.2% (identified cost $13,363,224,724)		$15,388,889,819

Other Assets, Less Liabilities — (5.2)%		$(763,841,556)

Net Assets — 100.0%		$14,625,048,263

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		All or a portion of this security was on loan at September 30, 2009.
(2)		Non-income producing security.
(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2009. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2009 were $1,382,243 and $288,538, respectively.
(4)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at September 30, 2009. Other Assets, Less Liabilities includes an equal and offsetting liability of $764,461,555 to repay collateral amounts upon the return of loaned securities. At September 30, 2009, the Portfolio loaned securities having a market value of $746,493,547 and received $764,461,555 of cash collateral for the loans.

4

The Portfolio did not have any open financial instruments at September 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$13,408,074,424

Gross unrealized appreciation	$2,227,262,153
Gross unrealized depreciation	(246,446,758)

Net unrealized appreciation	$1,980,815,395

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$1,411,843,000	$—		$—	$1,411,843,000
Consumer Staples	530,194,000	256,143,937		—	786,337,937
Energy	2,304,604,500	372,983,519		—	2,677,588,019
Financials	3,694,273,500	—		—	3,694,273,500
Health Care	1,347,691,500	—		—	1,347,691,500
Industrials	1,386,599,500	—		—	1,386,599,500
Information Technology	1,222,914,500	100,658,782		—	1,323,573,282
Materials	564,473,500	—		—	564,473,500
Telecommunication Services	623,560,000	—		—	623,560,000
Utilities	565,765,000	—		—	565,765,000

Total Common Stocks	$13,651,919,000	$729,786,238	*	$—	$14,381,705,238
Short-Term Investments	1,007,184,581	—		—	1,007,184,581

Total Investments	$14,659,103,581	$729,786,238		$—	$15,388,889,819

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Real Estate Fund	as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.5%

Security	Shares	Value
Hotels, Restaurants & Leisure — 4.2%
Choice Hotels International, Inc.	325	$10,094
Marriott International, Inc., Class A	352	9,712

		$19,806

Other — 1.2%
Brookfield Properties Corp.	150	$1,689
CB Richard Ellis Group, Inc., Class A(1)	325	3,816

		$5,505

Real Estate Investment Trusts — 92.1%

Security	Shares	Value
Health Care — 8.2%
HCP, Inc.	230	$6,610
Health Care REIT, Inc.	230	9,573
Nationwide Health Properties, Inc.	380	11,776
Ventas, Inc.	280	10,780

		$38,739

Hotels & Resorts — 3.6%
Host Hotels & Resorts, Inc.	1,225	$14,418
LaSalle Hotel Properties	125	2,458

		$16,876

Industrial — 5.2%
AMB Property Corp.	415	$9,524
EastGroup Properties, Inc.	125	4,778
ProLogis	875	10,430

		$24,732

Mall — 12.4%
Macerich Co. (The)	284	$8,628
Simon Property Group, Inc.	648	44,990
Taubman Centers, Inc.	135	4,871

		$58,489

Office — 21.9%
Boston Properties, Inc.	465	$30,481
Corporate Office Properties Trust	165	6,085
Douglas Emmett, Inc.	500	6,140
Highwoods Properties, Inc.	435	13,681
Liberty Property Trust	355	11,548
Mack-Cali Realty Corp.	235	7,597
Vornado Realty Trust	431	27,761

		$103,293

Residential — 19.5%
American Campus Communities, Inc.	425	$11,411
AvalonBay Communities, Inc.	402	29,237
BRE Properties, Inc.	95	2,974
Camden Property Trust	225	9,067
Equity Residential	860	26,402
Essex Property Trust, Inc.	90	7,162
Mid-America Apartment Communities, Inc.	135	6,093

		$92,346

1

Security	Shares	Value
Shopping Center — 10.7%
Acadia Realty Trust	362	$5,455
Equity One, Inc.	120	1,880
Federal Realty Investment Trust	260	15,956
Kimco Realty Corp.	750	9,780
Regency Centers Corp.	360	13,338
Tanger Factory Outlet Centers, Inc.	110	4,108

		$50,517

Specialty — 2.9%
Alexandria Real Estate Equities, Inc.	215	$11,685
Digital Realty Trust, Inc.	50	2,286

		$13,971

Storage — 7.7%
Extra Space Storage, Inc.	260	$2,743
Public Storage, Inc.	420	31,601
U-Store-It Trust	300	1,875

		$36,219

Total Real Estate Investment Trusts		$435,182

Total Common Stocks (identified cost $529,996)		$460,493

Short-Term Investments — 5.1%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio(2)	$24	$24,207

Total Short-Term Investments (identified cost $24,207)		$24,207

Total Investments — 102.6% (identified cost $554,203)		$484,700

Other Assets, Less Liabilities — (2.6)%		$(12,275)

Net Assets — 100.0%		$472,425

REIT	-	Real Estate Investment Trust

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2009 was $16.

2

The Fund did not have any open financial instruments at September 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$558,493

Gross unrealized appreciation	$29,509
Gross unrealized depreciation	(103,302)

Net unrealized depreciation	$(73,793)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$460,493	$—	$—	$460,493
Short-Term Investments	24,207	—	—	24,207

Total Investments	$484,700	$—	$—	$484,700

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

Eaton Vance Small-Cap Fund as of September 30, 2009 (Unaudited)

Eaton Vance Small-Cap Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2009, the value of the Fund’s investment in the Portfolio was $82,085,791 and the Fund owned 86.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Small-Cap Portfolio	as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.2%

Security	Shares	Value
Aerospace & Defense — 2.6%
Alliant Techsystems, Inc.(1)	18,240	$1,419,984
TransDigm Group, Inc.(1)	20,000	996,200

		$2,416,184

Air Freight & Logistics — 0.7%
HUB Group, Inc., Class A(1)	28,880	$659,908

		$659,908

Auto Components — 0.9%
Dana Holding Corp.(1)	118,750	$808,688

		$808,688

Beverages — 1.0%
Central European Distribution Corp.(1)	28,120	$921,211

		$921,211

Biotechnology — 0.7%
Martek Biosciences Corp.(1)	29,330	$662,565

		$662,565

Building Products — 1.3%
Armstrong World Industries, Inc.(1)	36,620	$1,261,925

		$1,261,925

Capital Markets — 4.4%
Affiliated Managers Group, Inc.(1)	26,250	$1,706,512
Artio Global Investors, Inc.(1)	26,390	690,099
Lazard, Ltd., Class A	42,080	1,738,325

		$4,134,936

Chemicals — 3.8%
Calgon Carbon Corp.(1)	87,360	$1,295,549
Rockwood Holdings, Inc.(1)	34,620	712,133
Terra Industries, Inc.	44,550	1,544,549

		$3,552,231

Commercial Banks — 0.3%
Iberiabank Corp.	3,310	$150,804
Sterling Bancshares, Inc.	18,490	135,162

		$285,966

Commercial Services & Supplies — 2.2%
Bowne & Co., Inc.	96,956	$746,561
Clean Harbors, Inc.(1)	22,950	1,291,167

		$2,037,728

Communications Equipment — 1.6%
Brocade Communications Systems, Inc.(1)	187,700	$1,475,322

		$1,475,322

Computers & Peripherals — 2.0%
Stratasys, Inc.(1)	109,245	$1,874,644

		$1,874,644

1

Security	Shares	Value
Construction & Engineering — 3.8%
Foster Wheeler AG(1)	44,420	$1,417,442
Shaw Group, Inc. (The)(1)	28,770	923,229
Tutor Perini Corp.(1)	57,220	1,218,786

		$3,559,457

Distributors — 1.5%
LKQ Corp.(1)	76,780	$1,423,501

		$1,423,501

Diversified Consumer Services — 0.7%
American Public Education, Inc.(1)	19,070	$662,492

		$662,492

Electronic Equipment, Instruments & Components — 4.8%
FLIR Systems, Inc.(1)	59,640	$1,668,131
National Instruments Corp.	52,090	1,439,246
Trimble Navigation, Ltd.(1)	58,680	1,403,039

		$4,510,416

Energy Equipment & Services — 3.4%
CARBO Ceramics, Inc.	31,610	$1,629,495
Dril-Quip, Inc.(1)	32,800	1,628,192

		$3,257,687

Food Products — 2.8%
Corn Products International, Inc.	49,440	$1,410,029
Ralcorp Holdings, Inc.(1)	20,990	1,227,285

		$2,637,314

Health Care Equipment & Supplies — 4.3%
IDEXX Laboratories, Inc.(1)	25,970	$1,298,500
West Pharmaceutical Services, Inc.	33,935	1,378,100
Wright Medical Group, Inc.(1)	78,850	1,408,261

		$4,084,861

Health Care Providers & Services — 1.5%
VCA Antech, Inc.(1)	54,200	$1,457,438

		$1,457,438

Hotels, Restaurants & Leisure — 3.0%
Bally Technologies, Inc.(1)	36,680	$1,407,412
Scientific Games Corp., Class A(1)	88,680	1,403,804

		$2,811,216

Household Products — 1.4%
Church & Dwight Co., Inc.	22,585	$1,281,473

		$1,281,473

Insurance — 1.5%
HCC Insurance Holdings, Inc.	51,140	$1,398,679

		$1,398,679

Internet Software & Services — 1.3%
Akamai Technologies, Inc.(1)	60,310	$1,186,901

		$1,186,901

IT Services — 3.4%
Euronet Worldwide, Inc.(1)	74,215	$1,783,386
ManTech International Corp., Class A(1)	29,300	1,381,788

		$3,165,174

2

Security	Shares	Value
Machinery — 1.0%
Bucyrus International, Inc.	27,150	$967,083

		$967,083

Media — 1.7%
Arbitron, Inc.	78,130	$1,621,979

		$1,621,979

Metals & Mining — 3.8%
IAMGOLD Corp.	130,770	$1,849,088
Walter Energy, Inc.	29,680	1,782,581

		$3,631,669

Multi-Utilities — 1.2%
CMS Energy Corp.	83,490	$1,118,766

		$1,118,766

Multiline Retail — 1.5%
Big Lots, Inc.(1)	57,440	$1,437,149

		$1,437,149

Oil, Gas & Consumable Fuels — 6.3%
Arch Coal, Inc.	75,920	$1,680,109
Brigham Exploration Co.(1)	153,470	1,393,508
Petrohawk Energy Corp.(1)	29,110	704,753
Pioneer Natural Resources Co.	21,900	794,751
Range Resources Corp.	13,160	649,578
SandRidge Energy, Inc.(1)	57,350	743,256

		$5,965,955

Personal Products — 3.4%
Chattem, Inc.(1)	22,675	$1,505,847
Mead Johnson Nutrition Co., Class A	37,854	1,707,594

		$3,213,441

Pharmaceuticals — 1.6%
Perrigo Co.	45,880	$1,559,461

		$1,559,461

Professional Services — 2.8%
FTI Consulting, Inc.(1)	31,750	$1,352,867
Robert Half International, Inc.	52,930	1,324,309

		$2,677,176

Road & Rail — 3.4%
Genesee & Wyoming, Inc., Class A(1)	42,740	$1,295,877
Kansas City Southern(1)	73,280	1,941,187

		$3,237,064

Semiconductors & Semiconductor Equipment — 6.4%
Atheros Communications, Inc.(1)	24,630	$653,434
Cirrus Logic, Inc.(1)	116,480	647,629
Micron Technology, Inc.(1)	94,930	778,426
ON Semiconductor Corp.(1)	142,370	1,174,552
Teradyne, Inc.(1)	80,032	740,296
Tessera Technologies, Inc.(1)	48,320	1,347,645
Varian Semiconductor Equipment Associates, Inc.(1)	20,790	682,744

		$6,024,726

Software — 3.1%
Sybase, Inc.(1)	40,429	$1,572,688
Synopsys, Inc.(1)	62,150	1,393,403

		$2,966,091

3

Security	Shares	Value
Specialty Retail — 3.3%
Advance Auto Parts, Inc.	31,060	$1,220,037
Hibbett Sports, Inc.(1)	44,240	806,495
Jo-Ann Stores, Inc.(1)	42,040	1,127,933

		$3,154,465

Textiles, Apparel & Luxury Goods — 1.8%
Hanesbrands, Inc.(1)	81,194	$1,737,552

		$1,737,552

Total Common Stocks (identified cost $75,558,494)		$90,840,494

Short-Term Investments — 3.8%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(2)	$3,533	$3,532,979

Total Short-Term Investments (identified cost $3,532,979)		$3,532,979

Total Investments — 100.0% (identified cost $79,091,473)		$94,373,473

Other Assets, Less Liabilities — 0.0%		$36,207

Net Assets — 100.0%		$94,409,680

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2009 was $2,679.

4

The Portfolio did not have any financial instruments outstanding at September 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$79,285,059

Gross unrealized appreciation	$16,360,277
Gross unrealized depreciation	(1,271,863)

Net unrealized appreciation	$15,088,414

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$90,840,494	$—	$—	$90,840,494
Short-Term Investments	3,532,979	—	—	3,532,979

Total Investments	$94,373,473	$—	$—	$94,373,473

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Small-Cap Value Fund	as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.2%

Security	Shares	Value
Auto Components — 1.3%
BorgWarner, Inc.	11,300	$341,938

		$341,938

Chemicals — 2.0%
RPM International, Inc.	29,200	$539,908

		$539,908

Commercial Banks — 7.6%
First Midwest Bancorp, Inc.	12,800	$144,256
Glacier Bancorp, Inc.	33,100	494,514
National Penn Bancshares, Inc.	23,400	142,974
Prosperity Bancshares, Inc.	15,900	553,161
Sterling Bancshares, Inc.	15,900	116,229
Trustmark Corp.	28,500	542,925

		$1,994,059

Commercial Services & Supplies — 1.5%
Brink’s Co. (The)	14,500	$390,195

		$390,195

Communications Equipment — 2.6%
Brocade Communications Systems, Inc.(1)	53,000	$416,580
NETGEAR, Inc.(1)	14,800	271,580

		$688,160

Construction & Engineering — 1.0%
Tutor Perini Corp.(1)	12,400	$264,120

		$264,120

Containers & Packaging — 2.1%
AptarGroup, Inc.	14,800	$552,928

		$552,928

Electric Utilities — 4.9%
Cleco Corp.	19,200	$481,536
Portland General Electric Co.	20,300	400,316
Westar Energy, Inc.	21,700	423,367

		$1,305,219

Electrical Equipment — 3.2%
A.O. Smith Corp.	12,300	$468,630
General Cable Corp.(1)	9,300	364,095

		$832,725

Energy Equipment & Services — 5.1%
Bristow Group, Inc.(1)	12,800	$380,032
Exterran Holdings, Inc.(1)	21,800	517,532
Oil States International, Inc.(1)	12,700	446,151

		$1,343,715

Food & Staples Retailing — 1.3%
BJ’s Wholesale Club, Inc.(1)	9,400	$340,468

		$340,468

Food Products — 0.9%
TreeHouse Foods, Inc.(1)	6,600	$235,422

		$235,422

1

Security	Shares	Value
Gas Utilities — 1.9%
Piedmont Natural Gas Co., Inc.	21,100	$505,134

		$505,134

Health Care Equipment & Supplies — 4.2%
Teleflex, Inc.	11,500	$555,565
West Pharmaceutical Services, Inc.	13,500	548,235

		$1,103,800

Health Care Providers & Services — 1.9%
Owens & Minor, Inc.	11,200	$506,800

		$506,800

Hotels, Restaurants & Leisure — 2.0%
Jack in the Box, Inc.(1)	25,500	$522,495

		$522,495

Household Durables — 2.0%
Tupperware Brands Corp.	13,100	$522,952

		$522,952

Household Products — 0.9%
Church & Dwight Co., Inc.	4,000	$226,960

		$226,960

Insurance — 4.3%
Aspen Insurance Holdings, Ltd.	18,400	$487,048
Protective Life Corp.	6,800	145,656
Validus Holdings, Ltd.	18,998	490,140

		$1,122,844

IT Services — 5.8%
MAXIMUS, Inc.	13,100	$610,460
Perot Systems Corp., Class A(1)	31,300	929,610

		$1,540,070

Life Sciences Tools & Services — 1.9%
Mettler-Toledo International, Inc.(1)	5,400	$489,186

		$489,186

Machinery — 11.2%
Barnes Group, Inc.	29,700	$507,573
Crane Co.	16,400	423,284
Gardner Denver, Inc.(1)	16,900	589,472
Lincoln Electric Holdings, Inc.	8,700	412,815
Nordson Corp.	10,000	560,900
Wabtec Corp.	12,500	469,125

		$2,963,169

Metals & Mining — 1.9%
Walter Energy, Inc.	8,200	$492,492

		$492,492

Oil, Gas & Consumable Fuels — 1.0%
Comstock Resources, Inc.(1)	6,800	$272,544

		$272,544

Personal Products — 1.6%
Chattem, Inc.(1)	6,400	$425,024

		$425,024

Professional Services — 1.7%
Watson Wyatt Worldwide, Inc.	10,200	$444,312

		$444,312

2

Security	Shares	Value
Real Estate Investment Trusts (REITs) — 5.0%
Corporate Office Properties Trust	3,400	$125,392
Senior Housing Properties Trust	31,500	601,965
Tanger Factory Outlet Centers	16,000	597,440

		$1,324,797

Road & Rail — 1.4%
Genesee & Wyoming, Inc., Class A(1)	12,600	$382,032

		$382,032

Software — 2.3%
JDA Software Group, Inc.(1)	17,600	$386,144
NetScout Systems, Inc.(1)	17,000	229,670

		$615,814

Specialty Retail — 3.9%
Buckle, Inc. (The)	4,300	$146,802
Children’s Place Retail Stores, Inc. (The)(1)	12,100	362,516
Dick’s Sporting Goods, Inc.(1)	23,800	533,120

		$1,042,438

Textiles, Apparel & Luxury Goods — 3.3%
Carter’s, Inc.(1)	20,800	$555,360
Hanesbrands, Inc.(1)	15,000	321,000

		$876,360

Thrifts & Mortgage Finance — 4.5%
First Niagara Financial Group, Inc.	43,300	$533,889
Washington Federal, Inc.	38,100	642,366

		$1,176,255

Total Common Stocks (identified cost $20,933,080)		$25,384,335

Short-Term Investments — 3.9%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 10/1/09	$1,028	$1,028,061

Total Short-Term Investments (identified cost $1,028,061)		$1,028,061

Total Investments — 100.1% (identified cost $21,961,141)		$26,412,396

Other Assets, Less Liabilities — (0.1)%		$(15,775)

Net Assets — 100.0%		$26,396,621

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

3

The Fund did not have any open financial instruments at September 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$21,974,133

Gross unrealized appreciation	$4,900,691
Gross unrealized depreciation	(462,428)

Net unrealized appreciation	$4,438,263

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$25,384,335	$—	$—	$25,384,335
Short-Term Investments	—	1,028,061	—	1,028,061

Total Investments	$25,384,335	$1,028,061	$—	$26,412,396

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance Special Equities Fund as of September 30, 2009 (Unaudited)

Eaton Vance Special Equities Fund (the Fund), a series of Eaton Vance Special Investment Trust, invests substantially all of its assets in Special Equities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At September 30, 2009, the value of the Fund’s investment in the Portfolio was $64,496,404 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Special Equities Portfolio	as of September 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.0%

Security	Shares	Value
Aerospace & Defense — 2.6%
Alliant Techsystems, Inc.(1)	12,480	$971,568
TransDigm Group, Inc.(1)	14,010	697,838

		$1,669,406

Air Freight & Logistics — 0.7%
HUB Group, Inc., Class A(1)	20,460	$467,511

		$467,511

Auto Components — 0.9%
Dana Holding Corp.(1)	81,600	$555,696

		$555,696

Beverages — 1.0%
Central European Distribution Corp.(1)	19,760	$647,338

		$647,338

Building Products — 1.4%
Armstrong World Industries, Inc.(1)	25,600	$882,176

		$882,176

Capital Markets — 4.3%
Affiliated Managers Group, Inc.(1)	15,130	$983,601
Artio Global Investors, Inc.(1)	18,150	474,623
Lazard, Ltd., Class A	31,440	1,298,786

		$2,757,010

Chemicals — 5.3%
Calgon Carbon Corp.(1)	60,305	$894,323
Ecolab, Inc.	21,640	1,000,417
Rockwood Holdings, Inc.(1)	23,190	477,019
Terra Industries, Inc.	30,970	1,073,730

		$3,445,489

Commercial Services & Supplies — 2.3%
Clean Harbors, Inc.(1)	16,260	$914,787
RR Donnelley & Sons Co.	25,580	543,831

		$1,458,618

Communications Equipment — 3.1%
Brocade Communications Systems, Inc.(1)	120,030	$943,436
Harris Corp.	29,010	1,090,776

		$2,034,212

Computers & Peripherals — 1.9%
Stratasys, Inc.(1)	73,290	$1,257,656

		$1,257,656

Construction & Engineering — 3.8%
Foster Wheeler AG(1)	31,560	$1,007,079
Shaw Group, Inc. (The)(1)	14,620	469,156
Tutor Perini Corp.(1)	44,760	953,388

		$2,429,623

Diversified Consumer Services — 0.7%
American Public Education, Inc.(1)	13,350	$463,779

		$463,779

1

Security	Shares	Value
Electronic Equipment, Instruments & Components — 4.9%
FLIR Systems, Inc.(1)	42,850	$1,198,514
National Instruments Corp.	35,740	987,496
Trimble Navigation, Ltd.(1)	40,160	960,226

		$3,146,236

Energy Equipment & Services — 2.8%
CARBO Ceramics, Inc.	21,930	$1,130,491
Dril-Quip, Inc.(1)	14,170	703,399

		$1,833,890

Food Products — 3.3%
Corn Products International, Inc.	38,600	$1,100,872
Ralcorp Holdings, Inc.(1)	17,490	1,022,640

		$2,123,512

Health Care Equipment & Supplies — 3.1%
IDEXX Laboratories, Inc.(1)	19,110	$955,500
West Pharmaceutical Services, Inc.	26,370	1,070,886

		$2,026,386

Health Care Providers & Services — 1.6%
VCA Antech, Inc.(1)	37,950	$1,020,476

		$1,020,476

Hotels, Restaurants & Leisure — 3.0%
Bally Technologies, Inc.(1)	25,300	$970,761
Scientific Games Corp., Class A(1)	62,100	983,043

		$1,953,804

Household Products — 2.0%
Church & Dwight Co., Inc.	22,954	$1,302,410

		$1,302,410

Insurance — 1.5%
HCC Insurance Holdings, Inc.	35,760	$978,036

		$978,036

Internet Software & Services — 3.1%
Akamai Technologies, Inc.(1)	42,730	$840,927
VeriSign, Inc.(1)	47,880	1,134,277

		$1,975,204

IT Services — 3.4%
Euronet Worldwide, Inc.(1)	52,160	$1,253,405
ManTech International Corp., Class A(1)	19,650	926,694

		$2,180,099

Machinery — 1.1%
Bucyrus International, Inc.	19,230	$684,973

		$684,973

Media — 1.0%
Arbitron, Inc.	31,979	$663,884

		$663,884

Metals & Mining — 2.3%
IAMGOLD Corp.	106,380	$1,504,213

		$1,504,213

Multi-Utilities — 0.8%
CMS Energy Corp.	41,130	$551,142

		$551,142

2

Security	Shares	Value
Multiline Retail — 1.6%
Big Lots, Inc.(1)	40,710	$1,018,564

		$1,018,564

Oil, Gas & Consumable Fuels — 7.8%
Arch Coal, Inc.	54,446	$1,204,890
Brigham Exploration Co.(1)	114,830	1,042,656
Petrohawk Energy Corp.(1)	20,360	492,916
Pioneer Natural Resources Co.	15,720	570,479
Range Resources Corp.	24,290	1,198,955
SandRidge Energy, Inc.(1)	39,240	508,550

		$5,018,446

Personal Products — 3.7%
Chattem, Inc.(1)	15,245	$1,012,420
Mead Johnson Nutrition Co., Class A	30,572	1,379,103

		$2,391,523

Pharmaceuticals — 1.7%
Perrigo Co.	31,580	$1,073,404

		$1,073,404

Professional Services — 2.9%
FTI Consulting, Inc.(1)	21,900	$933,159
Robert Half International, Inc.	36,510	913,480

		$1,846,639

Road & Rail — 2.7%
Genesee & Wyoming, Inc., Class A(1)	16,250	$492,700
Kansas City Southern(1)	46,770	1,238,937

		$1,731,637

Semiconductors & Semiconductor Equipment — 6.5%
Analog Devices, Inc.	34,720	$957,578
Cirrus Logic, Inc.(1)	56,050	311,638
Micron Technology, Inc.(1)	128,360	1,052,552
Teradyne, Inc.(1)	56,189	519,748
Tessera Technologies, Inc.(1)	30,740	857,339
Varian Semiconductor Equipment Associates, Inc.(1)	15,050	494,242

		$4,193,097

Software — 3.3%
Sybase, Inc.(1)	30,364	$1,181,160
Synopsys, Inc.(1)	43,200	968,544

		$2,149,704

Specialty Retail — 3.9%
Advance Auto Parts, Inc.	21,800	$856,304
GameStop Corp., Class A(1)	39,140	1,036,036
Jo-Ann Stores, Inc.(1)	23,340	626,212

		$2,518,552

Textiles, Apparel & Luxury Goods — 2.0%
Hanesbrands, Inc.(1)	58,925	$1,260,995

		$1,260,995

Total Common Stocks (identified cost $53,656,259)		$63,215,340

3

Short-Term Investments — 2.5%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(2)	$1,616	$1,615,778

Total Short-Term Investments (identified cost $1,615,778)		$1,615,778

Total Investments — 100.5% (identified cost $55,272,037)		$64,831,118

Other Assets, Less Liabilities — (0.5)%		$(334,689)

Net Assets — 100.0%		$64,496,429

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2009. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2009 was $803.

4

The Portfolio did not have any financial instruments outstanding at September 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$55,320,889

Gross unrealized appreciation	$11,432,374
Gross unrealized depreciation	(1,922,145)

Net unrealized appreciation	$9,510,229

Under generally accepted accounting principles for fair value measurements , a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks	$63,215,340	$—	$—	$63,215,340
Short-Term Investments	1,615,778	—	—	1,615,778

Total Investments	$64,831,118	$—	$—	$64,831,118

The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of December 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date:	November 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date:	November 23, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	November 23, 2009